Columbia Global Opportunities Fund
First Quarter Report
October 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Global Opportunities Fund, October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 65.9%
Issuer	Shares	Value ($)
Australia 0.5%
Northern Star Resources Ltd.	72,570	842,131
Paladin Energy Ltd.(a)	43,184	284,306
Santos Ltd.	130,913	582,414
Total		1,708,851
Austria 0.1%
Kontron AG	9,618	161,963
Belgium 0.2%
Liberty Global Ltd., Class C(a)	25,838	532,779
Brazil 0.8%
Banco BTG Pactual SA	31,860	179,171
Banco do Brasil SA	21,229	96,434
Equatorial Energia SA	12,605	70,211
Itaú Unibanco Holding SA, ADR	34,624	209,475
JBS S/A	38,373	240,159
MercadoLibre, Inc.(a)	367	747,645
NU Holdings Ltd., Class A(a)	31,339	472,905
Petroleo Brasileiro SA, ADR	12,472	167,748
PRIO SA	27,604	195,872
Raia Drogasil SA	29,933	126,600
WEG SA	24,225	227,881
Total		2,734,101
Canada 0.8%
Cameco Corp.(b)	8,440	440,737
Celestica, Inc.(a),(b)	8,710	595,764
Energy Fuels, Inc.(a),(b)	30,623	184,350
Nutrien Ltd.	3,995	190,482
Pan American Silver Corp.(b)	14,481	339,000
Vermilion Energy, Inc.	15,473	144,363
Whitecap Resources, Inc.	92,346	689,105
Total		2,583,801
China 2.8%
BYD Co., Ltd., Class H	24,500	884,906
Eastroc Beverage Group Co., Ltd., Class A	23,530	700,902
Foxconn Industrial Internet Co., Ltd., Class A	86,500	290,112
Full Truck Alliance Co., Ltd., ADR	31,849	285,049
Common Stocks (continued)
Issuer	Shares	Value ($)
Fuyao Glass Industry Group Co., Ltd., Class A	33,700	269,648
Kanzhun Ltd., ADR	13,302	193,544
KE Holdings, Inc., ADR	6,076	133,247
Meituan, Class B(a)	41,000	968,845
NetEase, Inc.	8,305	133,617
PDD Holdings, Inc., ADR(a)	4,667	562,794
PetroChina Co., Ltd., Class H	360,000	270,329
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	10,000	374,659
Sieyuan Electric Co., Ltd., Class A	24,400	261,980
Tencent Holdings Ltd.	36,800	1,918,830
Trip.com Group Ltd., ADR(a)	15,452	995,109
Xiaomi Corp.(a)	108,600	372,487
Yutong Bus Co., Ltd.	66,700	227,164
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	33,200	101,701
Total		8,944,923
Denmark 0.3%
Novo Nordisk A/S, Class B	8,806	987,725
Finland 0.2%
UPM-Kymmene OYJ	23,621	695,085
France 1.4%
AXA SA	19,079	716,365
Cie de Saint-Gobain SA	6,645	602,601
Cie Generale des Etablissements Michelin SCA	10,103	341,436
Eiffage SA	6,359	591,856
Sanofi SA	9,592	1,013,681
Societe Generale SA	17,439	500,874
Sodexo SA	2,973	258,064
TotalEnergies SE	6,590	413,560
Total		4,438,437
Germany 0.5%
Duerr AG	6,951	161,083
E.ON SE	34,478	465,284
Fresenius Medical Care AG	7,297	285,641
KION Group AG	8,056	312,794
TeamViewer SE(a)	16,006	230,587
Total		1,455,389

Columbia Global Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, October 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 0.7%
Eurobank Ergasias Services and Holdings SA	308,392	638,131
JUMBO SA	16,854	449,827
National Bank of Greece SA	131,596	1,031,019
Total		2,118,977
Hong Kong 0.4%
AIA Group Ltd.	42,000	331,478
Techtronic Industries Co., Ltd.	36,000	520,756
WH Group Ltd.	456,546	355,337
Total		1,207,571
India 1.8%
360 ONE WAM Ltd.	31,539	408,117
APL Apollo Tubes Ltd.	24,848	448,753
Astral Ltd.	7,788	163,644
Bajaj Finance Ltd.	4,847	395,906
Bharti Airtel Ltd.	31,052	594,350
Cholamandalam Investment and Finance Co., Ltd.	23,064	347,692
GAIL India Ltd.	105,994	251,150
HDFC Bank Ltd., ADR	2,549	160,664
ICICI Bank Ltd., ADR	26,263	798,658
Macrotech Developers Ltd.	11,248	160,806
MakeMyTrip, Ltd.(a)	2,411	244,692
Max Healthcare Institute Ltd.	37,790	456,177
Phoenix Mills Ltd. (The)	25,985	469,394
Polycab India Ltd.	5,272	404,341
REC Ltd.	38,115	235,329
Varun Beverages Ltd.	42,747	303,882
Total		5,843,555
Indonesia 0.2%
PT Bank Central Asia Tbk	1,219,600	796,489
Ireland 0.8%
Bank of Ireland Group PLC	40,278	373,305
Flutter Entertainment PLC(a)	2,631	615,476
TE Connectivity PLC	11,739	1,730,564
Total		2,719,345
Israel 0.3%
Check Point Software Technologies Ltd.(a)	4,798	831,062
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 0.1%
Buzzi Unicem SpA	10,028	392,875
Japan 3.3%
Amano Corp.	11,100	320,150
Hitachi Ltd.	15,400	386,923
ITOCHU Corp.	17,000	840,953
JustSystems Corp.	4,100	91,674
Kakaku.com, Inc.	22,700	348,558
Kinden Corp.	12,800	265,296
Komatsu Ltd.	22,900	592,773
Macnica Holdings, Inc.	39,900	455,113
MatsukiyoCocokara & Co.	35,600	484,683
Mitsubishi UFJ Financial Group, Inc.	88,100	928,595
NGK Spark Plug Co., Ltd.	6,300	178,551
Otsuka Corp.	31,100	697,992
PAL GROUP Holdings Co., Ltd.	14,700	295,696
Sankyo Co., Ltd.	56,300	747,796
Sanwa Holdings Corp.	19,300	488,947
Shimamura Co., Ltd.	9,500	489,022
Ship Healthcare Holdings, Inc.	21,600	328,456
Sumitomo Corp.	9,500	200,416
Suntory Beverage & Food Ltd.	8,300	279,996
Suzuken Co., Ltd.	18,200	595,030
TBS Holdings, Inc.	14,200	349,445
TOPPAN Holdings, Inc.	29,700	868,762
USS Co., Ltd.	51,600	432,138
Total		10,666,965
Kazakhstan 0.0%
Kaspi.KZ JSC, ADR	1,404	154,637
Malaysia 0.1%
CIMB Group Holdings Bhd	145,400	263,658
Tenaga Nasional Bhd	47,100	150,680
Total		414,338
Columbia Global Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, October 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mexico 0.2%
Arca Continental SAB de CV	20,109	171,539
Banco del Bajio SA	23,013	51,030
Grupo Financiero Banorte SAB de CV, Class O	38,492	268,643
Qualitas Controladora SAB de CV	12,191	84,717
Total		575,929
Netherlands 1.6%
Adyen NV(a)	239	365,110
ASR Nederland NV	19,037	902,336
Heineken NV	4,807	394,254
ING Groep NV	52,022	882,834
Koninklijke Ahold Delhaize NV	23,090	761,270
Prosus NV, Class N(a)	21,431	903,207
Shell PLC	32,412	1,082,150
Total		5,291,161
Norway 0.1%
SalMar ASA	6,797	344,787
Philippines 0.1%
BDO Unibank, Inc.	164,320	430,055
Poland 0.0%
Dino Polska SA(a)	1,543	127,865
Russian Federation —%
Detsky Mir PJSC(a),(c),(d),(e)	290,936	—
Lukoil PJSC(c),(d),(e),(f)	2,750	—
Total		0
Singapore 0.4%
DBS Group Holdings Ltd.	33,560	973,066
Venture Corp., Ltd.	42,600	427,270
Total		1,400,336
South Africa 0.1%
Capitec Bank Holdings Ltd.	1,266	228,704
Impala Platinum Holdings Ltd.(a)	14,943	98,632
Total		327,336
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 1.1%
Coupang, Inc., Class A(a)	12,768	329,287
HD Hyundai Electric Co., Ltd.	2,227	521,237
Samsung Biologics Co., Ltd.(a)	324	234,330
Samsung Electronics Co., Ltd.	22,884	971,677
SK Hynix, Inc.	8,876	1,161,991
Youngone Corp.	8,663	264,154
Total		3,482,676
Sweden 0.1%
SKF AB, Class B	19,647	372,663
Switzerland 0.5%
Landis+Gyr Group AG(a)	4,823	388,516
Nestlé SA, Registered Shares	3,287	310,597
Novartis AG, Registered Shares	4,521	490,557
Roche Holding AG, Genusschein Shares	1,203	372,814
Total		1,562,484
Taiwan 2.5%
Accton Technology Corp.	24,753	415,942
Asia Vital Components Co., Ltd.	14,000	268,194
ASMedia Technology, Inc.	2,000	98,653
ASPEED Technology, Inc.	4,000	507,229
Chroma ATE, Inc.	16,000	202,238
eMemory Technology, Inc.	4,000	388,939
Hon Hai Precision Industry Co., Ltd.	125,000	801,215
MediaTek, Inc.	15,000	583,923
Parade Technologies Ltd.	20,000	435,395
Taiwan Semiconductor Manufacturing Co., Ltd.	135,530	4,250,151
Wiwynn Corp.	4,000	227,410
Total		8,179,289
United Kingdom 1.2%
AstraZeneca PLC, ADR	15,440	1,098,556
DCC PLC	9,041	571,970
JD Sports Fashion PLC	366,576	587,800
Just Group PLC	115,314	199,247
TP Icap Group PLC	215,454	623,699
Vodafone Group PLC	586,730	545,609
WPP PLC	25,524	268,281
Total		3,895,162

Columbia Global Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, October 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 42.6%
ACADIA Pharmaceuticals, Inc.(a)	5,661	82,594
Adobe, Inc.(a)	3,582	1,712,483
Albemarle Corp.	4,107	389,056
Alphabet, Inc., Class C	34,816	6,012,375
Altimmune, Inc.(a)	23,873	160,904
Amazon.com, Inc.(a)	30,668	5,716,515
Ameren Corp.	23,985	2,089,333
Apple, Inc.	32,636	7,372,799
Applied Industrial Technologies, Inc.	1,934	447,895
Arcus Biosciences, Inc.(a)	4,746	72,614
Aris Water Solutions, Inc.	14,120	232,980
Ascent Resources, Class B(a),(c),(d),(e)	1,952	43,725
ATI, Inc.(a)	4,081	215,110
Atlantic Union Bankshares Corp.	4,685	177,093
Avista Corp.	17,377	651,290
Axalta Coating Systems Ltd.(a)	5,252	199,156
Bank of America Corp.	65,356	2,733,188
Beacon Roofing Supply, Inc.(a)	4,159	382,919
BILL Holdings, Inc.(a)	4,232	246,980
BioMarin Pharmaceutical, Inc.(a)	8,711	573,968
Blackrock, Inc.	2,241	2,198,488
Boston Scientific Corp.(a)	17,815	1,496,816
Brixmor Property Group, Inc.	18,674	503,264
Broadcom, Inc.	15,047	2,554,529
Bumble, Inc., Class A(a)	27,045	191,479
Burford Capital Ltd.	35,999	485,986
BXP, Inc.	3,044	245,225
Carriage Services, Inc.	14,983	560,214
Casella Waste Systems, Inc., Class A(a)	1,653	161,796
Champion Homes, Inc.(a)	2,636	232,574
Chubb Ltd.	5,314	1,500,886
Cintas Corp.	8,652	1,780,668
Cirrus Logic, Inc.(a)	2,712	297,832
Citigroup, Inc.	27,123	1,740,483
Cohu, Inc.(a)	3,206	79,894
Cullinan Therapeutics, Inc.(a)	2,993	46,541
Dell Technologies, Inc.	10,301	1,273,513
Diversified Energy Co. PLC	12,706	153,401
Common Stocks (continued)
Issuer	Shares	Value ($)
Domo, Inc., Class B(a)	19,859	157,879
DTE Energy Co.	14,802	1,838,704
Eaton Corp. PLC	4,786	1,586,942
Eli Lilly & Co.	3,255	2,700,804
Empire State Realty Trust, Inc., Class A	35,049	371,519
Energy Recovery, Inc.(a)	25,538	456,109
EOG Resources, Inc.	13,293	1,621,214
Equinix, Inc.	2,060	1,870,645
Essent Group Ltd.	4,698	281,927
Exact Sciences Corp.(a)	15,240	1,050,493
Exxon Mobil Corp.	26,620	3,108,684
Figs, Inc., Class A(a)	55,781	348,631
Formfactor, Inc.(a)	2,748	104,369
Freeport-McMoRan, Inc.	1,509	67,935
FTI Consulting, Inc.(a)	891	173,816
Generac Holdings, Inc.(a)	2,376	393,347
General Dynamics Corp.	5,695	1,660,719
General Motors Co.	30,090	1,527,368
Glaukos Corp.(a)	2,607	344,776
Globant SA(a)	1,291	270,968
Globe Life, Inc.	3,190	336,864
Hanesbrands, Inc.(a)	39,085	271,641
Hanover Insurance Group, Inc. (The)	1,880	278,860
Healthpeak Properties, Inc.	59,158	1,328,097
Hilton Worldwide Holdings, Inc.	6,141	1,442,214
Honeywell International, Inc.	7,361	1,514,010
Houlihan Lokey, Inc., Class A	3,203	553,382
ICF International, Inc.	2,404	405,290
Impinj, Inc.(a)	1,710	324,883
Insmed, Inc.(a)	8,974	603,771
Integer Holdings Corp.(a)	2,492	309,631
Intuitive Surgical, Inc.(a)	3,080	1,551,827
iRobot Corp.(a)	15,398	134,425
Jazz Pharmaceuticals PLC(a)	4,018	442,101
Kontoor Brands, Inc.	2,811	240,706
Lam Research Corp.	17,470	1,298,894
Lamb Weston Holdings, Inc.	2,935	228,020
Latham Group, Inc.(a)	38,719	251,673
MarketAxess Holdings, Inc.	951	275,238
Columbia Global Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, October 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marsh & McLennan Companies, Inc.	7,704	1,681,321
MasterCard, Inc., Class A	5,771	2,883,134
Match Group, Inc.(a)	2,794	100,668
Matthews International Corp., Class A	11,339	264,085
Merck & Co., Inc.	18,963	1,940,294
Meta Platforms, Inc., Class A	7,797	4,425,421
Microsoft Corp.	22,034	8,953,516
Moelis & Co., ADR, Class A	11,395	756,628
Mondelez International, Inc., Class A	24,679	1,690,018
Natera, Inc.(a)	4,942	597,784
nCino, Inc.(a)	9,201	343,197
Newpark Resources, Inc.(a)	78,173	520,632
Nkarta, Inc.(a)	7,753	23,879
nLight, Inc.(a)	7,691	95,984
NOV, Inc.	23,382	362,655
NVIDIA Corp.	66,804	8,868,899
OneSpan, Inc.(a)	9,929	165,616
Palo Alto Networks, Inc.(a)	4,768	1,718,053
Parker-Hannifin Corp.	2,543	1,612,440
Peloton Interactive, Inc., Class A(a)	59,930	509,405
Primo Water Corp.(b)	18,017	472,586
Procter & Gamble Co. (The)	14,661	2,421,704
Prologis, Inc.	12,356	1,395,487
Qorvo, Inc.(a)	3,664	261,097
Quanex Building Products Corp.	18,059	524,795
Quanterix Corp.(a)	19,209	253,847
Radius Recycling, Inc., Class A	10,384	168,117
Republic Services, Inc.	8,755	1,733,490
Revolution Medicines, Inc.(a)	5,712	305,592
Rogers Corp.(a)	1,883	188,827
Sandy Spring Bancorp, Inc.	8,893	299,161
Shift4 Payments, Inc., Class A(a)	4,957	448,311
Simulations Plus, Inc.	3,160	86,015
Sirius XM Holdings, Inc.	7,905	210,747
SiTime Corp.(a)	1,913	323,316
Stanley Black & Decker, Inc.	1,831	170,173
Starwood Property Trust, Inc.	10,072	198,821
Structure Therapeutics, Inc., ADR(a)	6,204	255,295
Tandem Diabetes Care, Inc.(a)	4,042	126,798
Common Stocks (continued)
Issuer	Shares	Value ($)
Tesla, Inc.(a)	3,421	854,737
Thermo Fisher Scientific, Inc.	3,291	1,797,939
TJX Companies, Inc. (The)	16,951	1,915,972
Union Pacific Corp.	7,982	1,852,383
UnitedHealth Group, Inc.	4,682	2,642,989
Utz Brands, Inc.	23,316	401,502
Vertex Pharmaceuticals, Inc.(a)	2,337	1,112,365
Victoria’s Secret & Co.(a)	9,928	300,421
Voya Financial, Inc.	4,937	396,441
Walmart, Inc.	30,519	2,501,032
WillScot Holdings Corp.(a)	7,065	234,134
Total		138,112,665
Vietnam 0.1%
FPT Corp.	38,500	206,107
Vietnam TechnologicaL & Commercial Joint Stock Bank	80,600	75,912
Total		282,019
Total Common Stocks (Cost $164,861,412)		213,773,295

Exchange-Traded Equity Funds 2.0%
	Shares	Value ($)
United States 2.0%
iShares MSCI Canada ETF	156,328	6,351,607
Total Exchange-Traded Equity Funds (Cost $3,826,910)		6,351,607

Exchange-Traded Fixed Income Funds 5.3%

United States 5.3%
iShares iBoxx $ High Yield Corporate Bond ETF	108,415	8,579,963
iShares JPMorgan USD Emerging Markets Bond ETF	95,475	8,680,587
Total		17,260,550
Total Exchange-Traded Fixed Income Funds (Cost $16,813,041)		17,260,550

Fixed Income Funds 2.6%

High Yield 2.6%
Columbia High Yield Bond Fund, Institutional 3 Class(g)	776,995	8,523,633
Total Fixed Income Funds (Cost $8,326,323)		8,523,633

Columbia Global Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, October 31, 2024 (Unaudited)

Foreign Government Obligations(h),(i) 8.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 1.2%
Canadian Government Bond
06/01/2034	3.000%	CAD	5,570,000	3,929,566
China 2.2%
China Development Bank
06/18/2030	3.090%	CNY	7,000,000	1,037,553
07/18/2032	2.960%	CNY	2,300,000	340,082
China Government Bond
11/21/2029	3.130%	CNY	20,220,000	3,023,988
05/21/2030	2.680%	CNY	5,000,000	730,986
05/25/2033	2.670%	CNY	10,000,000	1,462,321
04/15/2053	3.190%	CNY	2,750,000	453,814
Total				7,048,744
France 0.7%
French Republic Government Bond OAT(j)
11/25/2034	3.000%	EUR	1,480,000	1,592,671
05/25/2045	3.250%	EUR	644,000	680,411
Total				2,273,082
Germany 0.3%
Bundesrepublik Deutschland Bundesanleihe(j)
08/15/2034	2.600%	EUR	825,000	913,730
Indonesia 0.2%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	12,104,000,000	780,993
Japan 1.0%
Japan Government 10-Year Bond
06/20/2034	1.100%	JPY	215,000,000	1,439,348
Japan Government 20-Year Bond
09/20/2041	0.500%	JPY	64,000,000	353,976
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	171,200,000	897,470
06/20/2048	0.700%	JPY	57,650,000	288,173
09/20/2048	0.900%	JPY	58,600,000	306,722
Total				3,285,689
Mexico 0.7%
Mexican Bonos
11/23/2034	7.750%	MXN	38,500,000	1,643,170
Mexico Government International Bond
05/29/2031	7.750%	MXN	12,500,000	560,057
Total				2,203,227
Netherlands 0.1%
Netherlands Government Bond(j),(k)
07/15/2031	0.000%	EUR	435,000	401,252
Foreign Government Obligations(h),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand 0.3%
New Zealand Government Bond
05/15/2034	4.250%	NZD	1,500,000	879,724
South Korea 0.7%
Korea Treasury Bond
06/10/2033	3.250%	KRW	3,000,000,000	2,223,173
Sweden 0.5%
Sweden Government Bond(j)
05/11/2035	2.250%	SEK	7,000,000	663,346
Sweden Government Bond
03/30/2039	3.500%	SEK	8,760,000	943,358
Total				1,606,704
United Kingdom 0.2%
United Kingdom Gilt(j)
01/22/2044	3.250%	GBP	612,297	635,556
Total Foreign Government Obligations (Cost $28,327,828)				26,181,440

Inflation-Indexed Bonds 0.3%

United States 0.3%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		940,717	908,563
Total Inflation-Indexed Bonds (Cost $927,645)				908,563

Residential Mortgage-Backed Securities - Agency 3.1%

United States 3.1%
Government National Mortgage Association TBA(l)
11/20/2054	3.500%		1,800,000	1,626,542
11/20/2054	4.000%		1,180,000	1,098,414
Uniform Mortgage-Backed Security TBA(l)
11/18/2039	2.500%		1,000,000	912,739
11/18/2039 - 11/14/2054	3.000%		1,875,000	1,687,289
11/14/2054	3.500%		1,000,000	893,947
11/14/2054	4.000%		875,000	808,353
11/14/2054	4.500%		750,000	711,979
11/14/2054	5.000%		2,400,000	2,331,914
Total				10,071,177
Total Residential Mortgage-Backed Securities - Agency (Cost $10,269,684)				10,071,177

Columbia Global Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, October 31, 2024 (Unaudited)
U.S. Treasury Obligations 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.2%
U.S. Treasury
08/15/2034	3.875%	600,000	580,500
Total U.S. Treasury Obligations (Cost $607,932)			580,500

Money Market Funds 14.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.040%(g),(m)	47,096,620	47,087,201
Total Money Market Funds (Cost $47,086,278)		47,087,201
Total Investments in Securities (Cost $281,047,053)		330,737,966
Other Assets & Liabilities, Net		(6,625,959)
Net Assets		$324,112,007
At October 31, 2024, securities and/or cash totaling $6,526,420 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,530,000 EUR	1,705,124 USD	Barclays	11/08/2024	40,595	—
1,353,000 NZD	845,272 USD	Barclays	11/08/2024	36,562	—
5,003,491 USD	3,852,000 GBP	Barclays	11/08/2024	—	(36,560)
8,274,667 USD	13,245,000 NZD	Barclays	11/08/2024	—	(357,918)
206,119 USD	790,000 PLN	Barclays	11/08/2024	—	(8,779)
81,000 EUR	88,116 USD	Barclays	12/02/2024	—	(92)
5,890,000 NOK	538,376 USD	Barclays	12/02/2024	2,841	—
1,179,821 USD	997,000 CHF	Barclays	12/02/2024	—	(21,779)
9,097,000 CHF	10,790,198 USD	Citi	11/08/2024	251,207	—
355,838 USD	300,000 CHF	Citi	11/08/2024	—	(8,284)
133,560 USD	3,000,000 CZK	Citi	11/08/2024	—	(4,673)
148,047 USD	555,000 ILS	Citi	11/08/2024	548	—
137,384 USD	177,000 SGD	Citi	11/08/2024	—	(3,320)
324,663 USD	10,747,000 THB	Citi	11/08/2024	—	(6,104)
297,000 NZD	179,091 USD	Citi	12/02/2024	1,541	—
1,349,173 USD	1,029,000 GBP	Citi	12/02/2024	—	(22,387)
766,532 USD	1,232,000 NZD	Citi	12/02/2024	—	(30,028)
15,175,000 SEK	1,496,999 USD	Goldman Sachs International	11/08/2024	72,442	—
339,983 USD	1,435,000 MYR	Goldman Sachs International	11/08/2024	—	(12,243)
9,048,185 USD	91,721,000 SEK	Goldman Sachs International	11/08/2024	—	(437,852)
12,694,000 CNY	1,800,184 USD	HSBC	11/08/2024	15,150	—
6,395,956,000 IDR	420,621 USD	HSBC	11/08/2024	13,198	—
1,992,801,000 KRW	1,502,300 USD	HSBC	11/08/2024	57,358	—
27,482,000 MXN	1,415,576 USD	HSBC	11/08/2024	43,083	—
18,405,000 TWD	579,284 USD	HSBC	11/08/2024	4,409	—
10,227,663 USD	14,971,000 AUD	HSBC	11/08/2024	—	(374,829)
7,542,225 USD	53,184,000 CNY	HSBC	11/08/2024	—	(63,473)
256,295,000 JPY	1,759,787 USD	HSBC	12/02/2024	66,889	—

Columbia Global Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, October 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,558,000 SEK	613,786 USD	HSBC	12/02/2024	—	(2,581)
1,872,000 SGD	1,447,874 USD	HSBC	12/02/2024	28,433	—
1,296,275 USD	1,707,000 SGD	HSBC	12/02/2024	—	(1,945)
130,795 USD	118,000 EUR	JPMorgan	11/08/2024	—	(2,419)
244,000 CAD	175,457 USD	JPMorgan	12/02/2024	60	—
19,907,000 JPY	134,298 USD	JPMorgan	12/02/2024	2,807	—
4,941,754 USD	6,868,000 CAD	Morgan Stanley	11/08/2024	—	(8,467)
127,361 USD	849,000 DKK	Morgan Stanley	11/08/2024	—	(3,534)
5,105,949 USD	3,834,000 GBP	Morgan Stanley	11/08/2024	—	(162,228)
14,622,961 USD	153,308,803 NOK	Morgan Stanley	11/08/2024	—	(685,712)
77,000 CHF	90,023 USD	Morgan Stanley	12/02/2024	585	—
13,389,000 JPY	87,975 USD	Morgan Stanley	12/02/2024	—	(463)
1,079,737,000 KRW	809,793 USD	Morgan Stanley	12/02/2024	24,026	—
51,813,000 TWD	1,622,869 USD	Morgan Stanley	12/02/2024	—	(2,865)
90,058 USD	135,000 AUD	Morgan Stanley	12/02/2024	—	(1,188)
853,463 USD	8,925,000 SEK	Morgan Stanley	12/02/2024	—	(14,628)
5,988,991 GBP	7,953,081 USD	State Street	11/08/2024	230,624	—
1,260,060,000 JPY	8,228,802 USD	State Street	11/08/2024	—	(68,610)
1,852,490 USD	1,395,000 GBP	State Street	11/08/2024	—	(53,719)
1,075,000 AUD	715,038 USD	State Street	12/02/2024	7,370	—
438,423 USD	667,000 AUD	State Street	12/02/2024	660	—
363,245 USD	2,448,000 DKK	State Street	12/02/2024	—	(5,769)
88,268 USD	68,000 GBP	State Street	12/02/2024	—	(589)
89,751 USD	13,581,000 JPY	State Street	12/02/2024	—	(45)
87,855 USD	147,000 NZD	State Street	12/02/2024	23	—
4,849,000 CAD	3,582,797 USD	UBS	11/08/2024	99,758	—
13,589,000 NZD	8,506,646 USD	UBS	11/08/2024	384,283	—
52,626,000 SEK	4,933,580 USD	UBS	11/08/2024	—	(6,700)
15,899,653 USD	14,222,634 EUR	UBS	11/08/2024	—	(426,461)
312,437 USD	289,000 EUR	UBS	12/02/2024	2,281	—
1,406,608 USD	1,272,000 EUR	UBS	12/02/2024	—	(21,411)
984,102 USD	10,569,000 NOK	UBS	12/02/2024	—	(23,138)
3,255,000 AUD	2,222,028 USD	Wells Fargo	11/08/2024	79,821	—
739,208,000 JPY	5,132,035 USD	Wells Fargo	11/08/2024	264,399	—
4,182,882 USD	6,306,000 AUD	Wells Fargo	11/08/2024	—	(32,727)
18,067,303 USD	2,566,704,365 JPY	Wells Fargo	11/08/2024	—	(1,165,725)
3,005,000 CAD	2,209,682 USD	Wells Fargo	12/02/2024	49,563	—
2,263,025 USD	3,300,000 AUD	Wells Fargo	12/02/2024	—	(90,648)
Total				1,780,516	(4,169,893)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	3	12/2024	JPY	43,203,000	—	(536)
Australian 10-Year Bond	109	12/2024	AUD	12,191,058	—	(380,039)
CAC40 Index	49	11/2024	EUR	3,606,890	—	(106,506)
Canadian Government 10-Year Bond	31	12/2024	CAD	3,781,690	—	(42,797)
Euro-BTP	5	12/2024	EUR	597,750	4,059	—
Euro-Bund	29	12/2024	EUR	3,822,200	—	(51,523)
Euro-Buxl 30-Year	3	12/2024	EUR	397,080	—	(7,924)
Euro-OAT	55	12/2024	EUR	6,856,300	—	(86,515)
FTSE/MIB Index	22	12/2024	EUR	3,748,360	50,860	—
IBEX 35 Index	57	11/2024	EUR	6,639,531	—	(149,049)
Japanese 10-Year Government Bond	12	12/2024	JPY	1,730,280,000	—	(7,265)
Long Gilt	51	12/2024	GBP	4,796,040	—	(363,002)
U.S. Long Bond	18	12/2024	USD	2,123,438	—	(112,473)
U.S. Treasury 10-Year Note	128	12/2024	USD	14,140,000	—	(492,078)
Columbia Global Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, October 31, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	58	12/2024	USD	6,219,594	—	(131,511)
U.S. Treasury Ultra 10-Year Note	79	12/2024	USD	8,986,250	—	(332,806)
U.S. Treasury Ultra Bond	63	12/2024	USD	7,914,375	—	(487,080)
Total					54,919	(2,751,104)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(4)	12/2024	AUD	(447,378)	13,715	—
DAX Index	(29)	12/2024	EUR	(13,885,200)	—	(272,840)
MSCI Emerging Markets Index	(57)	12/2024	USD	(3,210,525)	—	(81,941)
Russell 2000 Index E-mini	(73)	12/2024	USD	(8,061,390)	—	(8,941)
Total					13,715	(363,722)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(161,882)	(31)	65.00	11/15/2024	(737)	(527)
Cameco Corp.	Morgan Stanley	USD	(161,882)	(31)	60.00	11/15/2024	(1,685)	(1,659)
Celestica, Inc.	Morgan Stanley	USD	(191,520)	(28)	70.00	11/15/2024	(3,327)	(5,880)
Energy Fuels, Inc.	Morgan Stanley	USD	(60,802)	(101)	9.00	11/15/2024	(856)	(253)
Pan American Silver Corp.	Morgan Stanley	USD	(112,368)	(48)	28.00	11/15/2024	(1,852)	(480)
Primo Water Corp.	Morgan Stanley	USD	(154,757)	(59)	30.00	11/15/2024	(1,253)	(885)
Total							(9,710)	(9,684)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 42	Morgan Stanley	12/20/2029	1.000	Quarterly	1.683	USD	2,000,000	66	—	—	66	—
Markit CDX North America Investment Grade Index, Series 43	Morgan Stanley	12/20/2029	1.000	Quarterly	0.538	USD	13,275,000	2,878	—	—	2,878	—
Markit iTraxx Europe Main Index, Series 42	Morgan Stanley	12/20/2029	1.000	Quarterly	0.586	EUR	9,550,000	3,917	—	—	3,917	—
Total								6,861	—	—	6,861	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2024, the total value of these securities amounted to $43,725, which represents 0.01% of total net assets.

Columbia Global Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, October 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At October 31, 2024, the total market value of these securities amounted to $43,725, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Ascent Resources, Class B	02/20/2014-03/01/2016	1,952	8,144	43,725
Detsky Mir PJSC	02/08/2017-09/21/2020	290,936	422,857	—
Lukoil PJSC	01/25/2022-01/26/2022	2,750	225,708	—
			656,709	43,725

(e)	Valuation based on significant unobservable inputs.
(f)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(g)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia High Yield Bond Fund, Institutional 3 Class
	8,353,087	125,359	—	45,187	8,523,633	—	—	125,359	776,995
Columbia Short-Term Cash Fund, 5.040%
	56,615,327	39,278,240	(48,804,096)	(2,270)	47,087,201	—	1,709	729,610	47,096,620
Total	64,968,414			42,917	55,610,834	—	1,709	854,969

(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2024, the total value of these securities amounted to $4,886,966, which represents 1.51% of total net assets.

(k)	Zero coupon bond.
(l)	Represents a security purchased on a when-issued basis.
(m)	The rate shown is the seven-day current annualized yield at October 31, 2024.
Abbreviation Legend
ADR	American Depositary Receipt
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
Columbia Global Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, October 31, 2024 (Unaudited)
Currency Legend (continued)
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Global Opportunities Fund  | 2024

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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